SHORT-TERM BANK LOAN (Tables)	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOAN

Bank loan consists of the following:

Provider	Loan period	Interest rate	September 30, 2024	September 30, 2023

Industrial & Commercial Bank of China (“ICBC”)	September 20, 2023 to August 9, 2024	3.20%	$-	$311,129
Industrial & Commercial Bank of China (“ICBC”)	August 9, 2024 to August 9, 2025	3.10%	323,472	-
Total			$323,472	$311,129